SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SCHEDULE OF FAIR VALUE OF THE ASSETS ACQUIRED AND LIABILITIES ASSUMED

The table below represents the Goodwill recorded based on management’s preliminary assessment of the Acquisition Date fair value of the assets acquired and liabilities assumed:

Description	Book Value, $
Consideration or purchase price	1,500,000
Total net assets of AdFlare	-
Goodwill recorded	$1,500,000

SCHEDULE OF INCOME STATEMENT FROM THE ACQUISITION

Consolidation of EvaMedia income statement from the Acquisition Date to December 31, 2022:

Description	Value, $
Sales	-
Operating expenses
Professional fees	-
General and administrative	-
Media traffic purchase	-
Goodwill impairment	1,500,000
Net loss	1,500,000

SCHEDULE OF INFORMATION ABOUT THE WARRANTS OUTSTANDING

Information About the Warrants Outstanding During Fiscal 2024 Follows:

Original Number of Warrants Issued	Exercise Price per Common Share	Exercisable at December 31, 2024	Became Exercisable	Exercised	Terminated / Canceled / Expired	Exercisable At December 30, 2024	Expiration Date
1,250	$8.00	1,250	1,250	-	1,250	-	December 2024